Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Parenthetical) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Non-capital losses [member] | Canada [member]
Unrecognized deferred tax assets [line items]
Non-tax effected deductible temporary differences for which no deferred tax asset is recognized	$ 71